Exception Grades

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	200000001	XXXX	30350546	XXXX	10/20/2023	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.	The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.				Reviewer Comment (2023-11-08): Client accepts and waives the condition Reviewer Comment (2023-10-25): The condition cannot be cleared due to a full appraisal was not provided, only an exterior drive-by (2055). Elevated to the client for review. Note condition is an EV2/B non-material condition. Seller Comment (2023-10-23): Please advise what is needed to clear. appraisal as well as CDA were used for value.			11/08/2023	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	200000001	XXXX	30350549	XXXX	11/02/2023	Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040) and/or W-2 Transcripts.	Borrower: XXXX XXXXX	Updated condition. The K1 for the secondary self- employment loss was provided. The K1 verified the borrower's ownership percentage was > 25%. Full tax returns or tax transcripts are required since the K1 loss was > 5% of the total income.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	**CLTV 33 is 47 below program maximum of 80 **Credit score of XXX is XX points above program minimum (740)	SitusAMC,Aggregator Aggregator,SitusAMC	Reviewer Comment (2023-11-13): Client elected to waive the condition with the following compensating factors are present:
**CLTV 33 is 47 below program maximum of 80
**Credit score of XXX is XX points above program minimum (740)
**Residual income XXXX monthly
**Borrower has 10 years mortgage history reporting paid as agreed

Reviewer Comment (2023-11-08): The tax returns or transcripts are required.  The condition will remain open until received.  Condition remains

Seller Comment (2023-11-07): It was a final K1 so the loss is not continuing and they were hit w/ the loss - not certain why anything else is being asked for.  Can this be cleared or can we set up a call with the UW manager to work thru?
																				11/13/2023	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No